U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Combination Stock & Bond Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                        X
                       ---

3.   Investment Company Act File Number: 811-8066

     Securities Act File Number:   033-69904

4(a) Last day of fiscal year for which this Form is filed: May 31, 2003


4(b) ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

4(c) ____ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)   Aggregate sales price of securities
           sold during the fiscal year
           pursuant to section 24(f)                    $1,880,315,656
                                                        --------------

     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year:       $2,506,322,009
                                                        --------------

     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 1,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission                                   $1,075,314,709
                                                        --------------

     (iv)  Total available redemption credits [add
           items 5(ii) and 5(iii)]                      $3,581,636,718
                                                        --------------

     (v)   Net sales - if item 5(i) is greater than
           item 5(iv) [subtract item 5(iv) from item
           5(i)]                                        $0
                                                        --

     (vi)  Redemption credits available for use in
           future years - if item 5(i) is less than
           item 5(iv) [subtract item 5(iv) from item
           5(i)]                                        $1,701,321,062
                                                        --------------

     (vii) Multiplier for determining registration
           fee (See Instruction C.9)                    x0.0000809
                                                        ----------

     (viii) Registration fee due [multiply item 5(v)
            by item 5(vii)] (enter "0" if no fee is
            due):                                       = $0.00
                                                        -------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest  due - if this Form is being filed
     more than 90 days after the end of the Issuer's
     fiscal year (see instruction D):                   +$0.00
                                                        ------

8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii) plus
     line 7]:                                           =$0.00
                                                        ------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                              ___   Wire Transfer
                              ___   Mail or other means

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


               INVESCO Combination Stock & Bond Funds, Inc.
                                          --INVESCO Balanced Fund
                                          --INVESCO Core Equity Fund
                                          --INVESCO Total Return Fund




                              By: /s/ Ray Cunningham
                                  ------------------
                                  Ray Cunningham
                                  President


Date: August 28, 2003